FINANCIAL COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
FHLB, maximum amount available	$ 881	$ 646
Municipal Bonds and Collateralized Mortgage Obligations
Other Commitments [Line Items]
FHLB, collateral pledged	800	8
Commercial Loan
Other Commitments [Line Items]
FHLB, collateral pledged	727	977
Subsidiary borrowings
Other Commitments [Line Items]
Qutstanding letters of credit	437	941
Remaining long-term lease commitments	9	14
Future payments inclusive of office space and construction costs	$ 43
Minimum lease term	11 years
Subsidiary borrowings | Commitments to purchase, expand or improve real estate and to fund mortgage loans, private loans and investment funds
Other Commitments [Line Items]
Aggregate commitments	$ 10,300	$ 5,400